Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Mortgage loans		$ 791	$ 890	$ 880
Policy loans		186	192	201
Level 1
Financial assets:
Cash and cash equivalents		816	499	262
Mortgage loans		0	0	0
Policy loans		0	0	0
Total financial assets not accounted for at fair value		816	499	262
Financial liabilities:
Annuity benefits accumulated	[1]	0	0	0
Total financial liabilities not accounted for at fair value		0	0	0
Level 2
Financial assets:
Cash and cash equivalents		0	0	0
Mortgage loans		0	0	0
Policy loans		0	0	0
Total financial assets not accounted for at fair value		0	0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0	0
Total financial liabilities not accounted for at fair value		0	0	0
Level 3
Financial assets:
Cash and cash equivalents		0	0	0
Mortgage loans		788	887	883
Policy loans		186	192	201
Total financial assets not accounted for at fair value		974	1,079	1,084
Financial liabilities:
Annuity benefits accumulated	[1]	31,857	28,932	25,488
Total financial liabilities not accounted for at fair value		31,857	28,932	25,488
Carrying Value
Financial assets:
Cash and cash equivalents		816	499	262
Mortgage loans		791	890	880
Policy loans		186	192	201
Total financial assets not accounted for at fair value		1,793	1,581	1,343
Financial liabilities:
Annuity benefits accumulated	[1]	32,464	29,703	26,422
Total financial liabilities not accounted for at fair value		32,464	29,703	26,422
Fair Value
Financial assets:
Cash and cash equivalents		816	499	262
Mortgage loans		788	887	883
Policy loans		186	192	201
Total financial assets not accounted for at fair value		1,790	1,578	1,346
Financial liabilities:
Annuity benefits accumulated	[1]	31,857	28,932	25,488
Total financial liabilities not accounted for at fair value		$ 31,857	$ 28,932	$ 25,488

[1]	Excludes $207 million, $204 million and $200 million of life contingent annuities in the payout phase at September 30, 2017 (unaudited), December 31, 2016 and 2015, respectively.